CAPITAL STOCK (Details Narrative) - USD ($)																																																		1 Months Ended	2 Months Ended	3 Months Ended				4 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 05, 2024	May 24, 2024	May 24, 2024	May 23, 2024	May 22, 2024	May 21, 2024	May 17, 2024	Apr. 26, 2024	Apr. 25, 2024	Apr. 24, 2024	Apr. 18, 2024	Apr. 08, 2024	Apr. 05, 2024	Apr. 04, 2024	Mar. 21, 2024	Feb. 07, 2024	Jan. 22, 2024	Jan. 18, 2024	Jan. 11, 2024	Jan. 10, 2024	Jan. 02, 2024	Dec. 28, 2023	Dec. 19, 2023	Dec. 15, 2023	Dec. 11, 2023	Nov. 15, 2023	Nov. 01, 2023	Oct. 10, 2023	Oct. 01, 2023	Jun. 27, 2023	Jun. 22, 2023	Jun. 21, 2023	Jun. 08, 2023	Jun. 07, 2023	Jun. 06, 2023	Jun. 05, 2023	Jun. 01, 2023	May 25, 2023	May 01, 2023	Apr. 26, 2023	Apr. 25, 2023	Apr. 24, 2023	Apr. 01, 2023	Mar. 22, 2023	Mar. 20, 2023	Jan. 24, 2023	Jan. 06, 2023	Jan. 03, 2023	Mar. 31, 2023	Mar. 01, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 22, 2022	Dec. 12, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 28, 2024	Aug. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																																																				10,000,000						10,000,000		10,000,000	10,000,000
Preferred stock, par value																																																				$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized																																																				200,000,000						200,000,000		200,000,000	200,000,000
Common stock, par value																																																				$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued																																																				29,135,451						29,135,451		21,419,500	13,365,000
Common stock, shares outstanding																																																				29,135,451						29,135,451		21,419,500	13,365,000
Number of shares issued value																																																				$ 388,270	$ 180,000	$ 1,024,500	$ 5,000,000					$ 6,200,000
Debt instrument periodic payment																																												$ 31,630							$ 5,000
Shares issued value																																																				$ 808,400	416,500	387,000	$ 700,000					$ 1,530,651	$ 540,065
Number of options																																																				2,366,667						2,366,667		2,650,000	1,250,000
Number of options granted																																																												1,400,000	1,250,000
Exercise price																																																				$ 0.69						$ 0.69		$ 0.73	$ 1.10
Share based compensation																																																										$ 88,945	$ 128,542	$ 624,463	$ 234,088
Fair value of options outstanding																																																												573,202
Fair value of warrants																																														$ 31,995
Proceeds from sale of common stock																																																										568,270	5,000,000	$ 6,200,000	$ 2,000,000
Number of options unvested	216,667																																																													283,333
Share based compensation																																																										88,945	$ 131,113
Exercisable options outstanding																																																				$ 811,261						$ 811,261
Number of shares issued upon exercise
Outstanding and vested warrants expected term																																																										4 years 3 months 18 days
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																																																				6,000						6,000		6,000		6,000
Preferred stock, par value																																																				$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock stated value																																																														$ 1,100
Preferred stock, shares issued																																																				2,145						2,145		0
Preferred stock, shares outstanding																																																				2,145						2,145		0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value			$ 390,500	$ 165,000		$ 170,500	$ 55,000
Number of shares issued			1,923,644	150		155	50
Shares price per share			$ 0.203	$ 0.203
Number of shares sold	1,000
Number of converted shares				812,807		839,901	270,936
Conversion price				$ 0.203		$ 0.203	$ 0.203
Number of converted shares			355
Six Percentage Series C Convertible Cumulative Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value												$ 0.0001
Number of shares issued												6,250,000
Preferred stock, shares issued																																																				980,000						980,000		0
Preferred stock, shares outstanding																																																				980,000						980,000		0
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value of warrants outstanding																																																				$ 1,735,966						$ 1,735,966		$ 852,480	$ 581,264
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation																																																												$ 624,463	$ 82,267
Twenty Twenty Two Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value		$ 437,500
Shares price per share		$ 0.35
Private Placement Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																																				150,000							100,000
Sale of stock price																																				$ 1.00							$ 1.00
Consideration paid																																				$ 150,000							$ 100,000
Private Placement Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																																			75,000							100,000
Sale of stock price																																			$ 1.00							$ 1.00
Consideration paid																																			$ 75,000							$ 100,000
Private Placement Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																																		24,500								25,000
Sale of stock price																																		$ 1.00								$ 1.00
Consideration paid																																		$ 24,500								$ 25,000
Private Placement Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																																	100,000									25,000
Sale of stock price																																	$ 1.00									$ 1.00
Consideration paid																																	$ 100,000									$ 25,000
Private Placement Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																																100,000										75,000
Sale of stock price																																$ 1.00										$ 1.00
Consideration paid																																$ 100,000										$ 75,000
Private Placement Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																															100,000										100,000
Sale of stock price																															$ 1.00										$ 1.00
Consideration paid																															$ 100,000										$ 100,000
Private Placement Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																																								25,000
Sale of stock price																																								$ 1.00
Consideration paid																																								$ 25,000
Private Placement Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																																																															$ 1.00
Number of warrants to purchase of common stock																																					25,000
Sale of stock price																																					$ 1.00
Consideration paid																																					$ 25,000
Exercise price per share																																																															$ 1.00
Fair value of warrants outstanding																																																															$ 2,000,000
Exercise of warrants shares																																																				975,500						975,500		975,500
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																																		1,250,000
Shares price per share																																																		$ 4.00					$ 4.00
Proceeds from sale of common stock																																																		$ 4,350,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																																				$ 95	$ 60	$ 102	$ 125					$ 525
Number of shares issued																								4,000,000																												950,000	600,000	1,024,500	1,250,000					5,250,000
Number of shares sold																								4,000,000																					1,250,000
Share price																								$ 0.30																					$ 4.00
Gross proceeds																								$ 1,200,000																					$ 5,000,000
Shares issued in consideration																																																				2,642,308	1,600,000	375,000	700,000					1,780,000	3,365,000
Shares issued value																																																				$ 264	$ 160	$ 37	$ 70					$ 178	$ 337
Exercise price																							$ 0.32																	$ 1.10
Vesting term																							5 years																	3 years																					3 years
Common Stock [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options																							1,250,000																	150,000																					1,250,000
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																								280,000																						87,500
Exercise price per share																								$ 0.38																						$ 5.00
Fair value of warrants																								$ 78,174																						$ 31,995
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value
Shares issued value
Fair value of warrants																								$ 271,216
Exercise of warrants shares																																																												1,063,000
Outstanding and vested warrants expected term																																																												3 years 9 months 29 days
Warrants outstanding																																																				6,185,000						6,185,000		1,343,000
Outstanding and vested warrants expected term																																																										4 years 3 months 18 days		2 years 25 days
Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																															$ 350,000
Shares price per share																																															$ 1.00
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																														$ 2,000
Number of shares issued																														50,000
Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value														$ 1,650,000
Number of shares issued														1,500
Number of shares sold								100	150					500
Consideration paid								$ 100,000	$ 150,000
Securities Purchase Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	$ 0.50														$ 0.26
Fair value of warrants	$ 260,750														$ 681,352
Fair value of warrants outstanding														$ 500,000
Warrants to purchase common stock														3,300,000	3,300,000
Purchase price of warrants														$ 1,500,000
Number of shares issued upon exercise	1,000,000
Securities Purchase Agreement [Member] | Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	$ 1.00
Fair value of warrants	$ 122,341
Number of shares issued upon exercise	500,000
Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																		42,000
Exercise price per share																		$ 0.375						$ 0.38
Fair value of warrants																		$ 12,086
Underwriting Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																									$ 0.30
Underwriting Agreement [Member] | Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																									600,000
Underwriting Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock																		42,000						280,000
Underwriting Agreement [Member] | Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	$ 1.00
I P Purchase Agreement [Member] | Six Percentage Series C Convertible Cumulative Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value											$ 19,600,000
Number of shares issued											980,000
Share price											$ 20.00
Consideration amount											$ 20,000,000
Cash											$ 400,000
Cumulative preferred stock description											(i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024.
Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value						$ 337,915	$ 119,750						$ 25,000,000	$ 25,000,000
Number of shares issued						700,000	250,000						1,000,000	1,000,000
Shares price per share						$ 0.48	$ 0.48
Equity Purchase Agreement [Member] | Commitment Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value													$ 214,900	$ 214,900
Share price													$ 0.2149	$ 0.2149
Mrs.Hammer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual salary																																								$ 150,000
Exercise price																																								$ 1.00
Shares vesting																																								50,000
Stock options description																																								The Employment Agreement also required the Company to grant Mrs. Hammer a sign-on bonus of (a) 75,000 restricted shares of common stock of the Company, vested in full upon issuance, and (b) options to purchase an additional 150,000 shares of common stock of the Company, under the Company’s 2022 Equity Incentive Plan (the “Plan”), with an exercise price of the greater of (i) $1.10 per share; and (ii) the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the date the Employment Agreement and the grant is approved by the Board (which date was May 1, 2023), and which exercise price was $1.00 per share, with options to purchase 50,000 shares vesting every twelve months that the Employment Agreement is in effect, subject to the terms of the Plan. The options are exercisable for a period of ten years and are documented by a separate option agreement entered into by the Company and Mrs. Hammer.
Chief Executive Officer [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																																																													$ 1.10
Chief Executive Officer [Member] | Common Stock [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted																																																													750,000
Chief Operating Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		100,000
Chief Operating Officer [Member] | Common Stock [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted																																																													500,000
Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																			600,000
Proceeds from sale of common stock																			$ 160,000
Underwriters [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																			4,600,000
Officers Directors And Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		1,250,000
Chief Executive Officer And Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		800,000
President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		50,000
Three Independent Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		100,000
Twenty Three Accredited Investors [Member] | Private Placement Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																																									$ 2,000,000
Number of shares issued																																																								2,000,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Settlement description																																															the Company issued an aggregate of 350,000 shares of common stock to the consultants as follows: (1) Sultan Haroon 150,000 shares of restricted common stock; (2) John Helfrich 25,000 shares of restricted common stock; (3) Justin Baker 25,000 shares of restricted common stock; and (4) Maja Matthews 150,000 shares of restricted common stock. The shares issued to Mr. Haroon and Ms. Matthews vest at the rate of 50,000 shares upon entry into the agreement, 50,000 shares upon the Company’s successful launch of a new product category, and 50,000 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. The shares issued to Mr. Helfrich and Mr. Baker vest at the rate of 10,000 shares upon entry into the agreement, 7,500 shares upon the Company’s successful launch of a new product category, and 7,500 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement.
Restricted Stock [Member] | Private Placement Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																								$ 180,000
Number of shares issued																																								180,000
Share price																																								$ 1.00
Consideration paid																																								$ 300,000
Restricted Stock [Member] | Dr.Rudman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																																$ 25,000
Number of shares issued																																																25,000
Shares price per share																																																$ 1.00
Compensation expense																																																$ 2,000
Restricted Stock [Member] | Mr.Boon [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																																$ 25,000
Number of shares issued																																																25,000
Shares price per share																																																$ 1.00
Restricted Stock [Member] | Mr Andrew [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																							$ 55,000
Shares price per share																												$ 0.58											$ 1.10
Restricted Stock [Member] | Mr Andrew [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																							$ 55,000
Number of shares issued																																							50,000
Shares price per share																																							$ 1.10
Restricted Stock [Member] | Major Dodge [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																						$ 22,000
Shares price per share																																						$ 1.10
Restricted Stock [Member] | Major Dodge [Member] | 2022 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																						$ 22,000
Number of shares issued																																						20,000
Shares price per share																																						$ 1.10
Restricted Stock [Member] | Dr Douglas Christianson [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																												$ 29,000
Number of shares issued																												50,000
Shares price per share																												$ 0.58
Restricted Stock [Member] | Marius Pharmaceuticals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																										100,000
Thrid Closing Date [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold	750
Thrid Closing Date [Member] | Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock	1,000,000
Exercise price per share	$ 0.50
Thrid Closing Date [Member] | Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants to purchase of common stock	500,000
Exercise price per share	$ 1.00
Dojo Labs [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																																	$ 100,000
Number of shares issued																																																	50,000
Shares price per share																																																	$ 1.00
Bethor Ltd [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																																$ 250,000
Number of shares issued																																																250,000
Shares price per share																																																$ 1.00
Street Group LLC [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																						$ 55,000
Number of shares issued																																						50,000
Shares price per share																																						$ 1.10
Debt instrument periodic payment																																						$ 5,000
Greentree Financial Group [Member] | Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																																																										$ 84,750		$ 84,750
Shares price per share																																																				$ 1.13						$ 1.13		$ 1.13
Greentree Financial Group [Member] | Restricted Stock [Member] | Service Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued in consideration																																																										75,000		75,000
Shares issued value																																																										$ 40,000		$ 40,000
Settlement description																																																										(a) $20,000 on or before September 30, 2023; (b) $20,000 on or before March 31, 2024		(a) $20,000 on or before September 30, 2023; (b) $20,000 on or before March 31, 2024.
Luca Consulting, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Settlement description																													(a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement.
Luca Consulting, LLC [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																													$ 126,000
Number of shares issued																													200,000
Shares price per share																$ 0.1975					$ 0.28								$ 0.63
Shares issued value																													$ 15,000
Settlement description																													(a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement.
Number of restricted shares issued																500,000					200,000
Number of restricted stock value																$ 98,750					$ 56,000
Agreement payable in cash																$ 5,000					$ 15,000
Consulting agreement description																					(a) $5,000 on the signing of the agreement; and (b) $5,000 on the tenth of each month throughout the remainder of the agreement. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Luca and its affiliates with regard to certain matters.
Jason Szkup [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																												$ 17,400
Number of shares issued																												30,000
Shares price per share																												$ 0.58
Shares issued value																												$ 10,000
PHX Global LLC [Member] | Two Thousand Twenty Two Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share										$ 0.28
Number of restricted shares issued										200,000
Number of restricted stock value										$ 56,000
PHX Global LLC [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																											$ 94,000
Number of shares issued																											200,000
Shares price per share																											$ 0.47
Number of restricted shares issued										200,000
Marius Pharmaceuticals [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued value																										$ 58,000
Number of shares issued																										100,000
Shares price per share																										$ 0.58
G&P General Consulting [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																						$ 0.28
Number of restricted shares issued																						250,000
Number of additional restricted common shares issued																						500,000
Number of restricted stock value																						$ 70,000
G&P General Consulting [Member] | Consulting Agreement [Member] | Twenty Twenty Two Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																	$ 0.41
Number of restricted shares issued																	250,000
Number of restricted stock value																	$ 102,500
First Level Capital [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																				$ 0.29
Number of restricted shares issued																				250,000
Number of additional restricted common shares issued																				250,000
Number of restricted stock value																				$ 144,950
Agreement payable in cash																				$ 60,000
Consulting agreement description																				(a) $60,000 on the signing of the agreement; and (b) $60,000 on the approval by the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify First Level and its affiliates with regard to certain matters.
Zvonimir Moric Consulting [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares price per share																$ 0.1975
Number of restricted shares issued																150,000
Number of restricted stock value																$ 29,625
Acorn Management Partners L L C [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					192,308
Shares price per share					$ 0.52
Shares issued value					$ 100,000